INCOME STATEMENT DETAILS (Schedule of Cost of Revenues) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Transmission, communication and content providers	₪ 742	₪ 738	₪ 814
Cost of equipment and accessories	543	519	625
Depreciation and amortization	457	477	501
Wages, employee benefits expenses and car maintenance	310	293	270
Costs of handling, replacing or repairing equipment	73	75	93
Operating lease, rent and overhead expenses	184	184	258
Network and cable maintenance	109	97	150
Internet infrastructure and service providers	143	95	68
IT support, and other operating expenses	56	61	62
Amortization of rights of use	47	40	30
Other	36	48	53
Total cost of revenues	₪ 2,700	₪ 2,627	₪ 2,924